Consolidated Statements of Financial Position - CAD ($)	Apr. 30, 2022	Apr. 30, 2021
Current
Cash	$ 8,818,000	$ 4,392,000
Amounts receivable (note 5)	1,580,000	1,170,000
Inventory (note 6)	1,535,000	1,781,000
Prepaid expenses and advances	472,000	367,000
Investment (note 7)	492,000	779,000
Total Current Assets	12,897,000	8,489,000
Non-Current
Mining interest, plant and equipment (note 8)	29,820,000	29,404,000
Right-of-use assets (note 10)	894,000	979,000
Exploration and evaluation assets (note 9)	5,082,000	4,088,000
Reclamation deposits		165,000
Deferred tax assets (note 19)	3,348,000	3,346,000
Total Non-Current Assets	39,144,000	37,982,000
Total Assets	52,041,000	46,471,000
Current
Trade and other payables	3,126,000	2,213,000
Current portion of lease liability (note 10)	636,000	447,000
Total Current Liabilities	3,762,000	2,660,000
Non-Current
Rehabilitation and closure cost provision (note 12)	2,353,000	1,952,000
Lease liability (note 10)	262,000.00	500,000.00
Deferred tax liabilities (note 19)	5,610,000	5,079,000
Total Non-Current Liabilities	8,225,000	7,531,000
Total Liabilities	11,987,000	10,191,000
Equity
Share capital (note 13)	50,725,000	50,725,000
Equity reserve	11,349,000	11,349,000
Foreign currency translation reserve	2,185,000	816,000
Accumulated deficit	(24,205,000)	(26,610,000)
Total Equity	40,054,000	36,280,000
Total Liabilities and Equity	$ 52,041,000	$ 46,471,000